Long-Term Investments - Schedule of Equity-method Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Equity investments, Carrying value	$ 56	$ 63
ST-Ericsson SA [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments, Carrying value	43	50
Equity investments, Ownership percentage	50.00%	50.00%
Incard do Brazil Ltda [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments, Carrying value	3
Equity investments, Ownership percentage	50.00%
3Sun S.r.l. [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments, Carrying value		13
Equity investments, Ownership percentage		33.30%
Other Investment [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments, Carrying value	$ 10